Additional Cash Flow Disclosure - Summary of Non-cash Transactions (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Supplemental Cash Flow Elements [Abstract]
Acquired property, plant and equipment included in trade and other payables		$ 155,352
Intangible assets included in trade and other payables		$ 109,971
Common shares and warrants issued in connection with debt financing	$ 845,736
Common shares issued in exchange of services rendered by non-employees	$ 156,975